SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sales Revenue Net [Member] | No Single Customer [Member]
Segment Reporting Information [Line Items]
Revenue Percentage	10.00%	10.00%	10.00%